Submission	Apr. 06, 2026
Submission [Line Items]
Central Index Key	0001372514
Registrant Name	KIORA PHARMACEUTICALS, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES